PATIENT SERVICE EXPENSE - (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
PATIENT SERVICE EXPENSE
Personnel costs	$ 8,112,830	$ 1,819,614
Share-based payments (Note 16)	512,956	93,414
Supplies and services	419,481	116,048
Payment provider fees	104,969	19,830
Total patient services expense	$ 9,150,236	$ 2,048,906